Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (millions)(7)	Underlying ROTCE(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2024	$10,630,796	$14,648,946	$9,557,777	$12,428,916	$136.1	$132.6	$1,509	10.5%
2023	$11,075,271	$8,577,572	$3,725,520	$2,979,734	$98.6	$96.7	$1,608	13.5%
2022	$11,703,788	$10,144,803	$3,576,460	$3,105,059	$110.7	$97.5	$2,073	16.4%
2021	$12,430,076	$19,447,714	$3,651,053	$5,448,493	$127.8	$124.1	$2,319	16.0%
2020	$14,335,323	$3,575,870	$4,106,055	$1,414,681	$93.3	$89.7	$1,057	7.5%

Company Selected Measure Name	Underlying ROTCE
Named Executive Officers, Footnote	These amounts reflect the total compensation reported for Mr. Van Saun (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table.These amounts reflect the average total compensation reported for the Company’s NEOs as a group (excluding Mr. Van Saun) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Van Saun) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, John Woods, Don McCree, Brendan Coughlin, and Elizabeth Johnson; (ii) for 2023, 2022, and 2021, John Woods, Don McCree, Brendan Coughlin, and Malcolm Griggs; and (ii) for 2020, John Woods, Don McCree, Malcolm Griggs, and Susan LaMonica.
Peer Group Issuers, Footnote	Total Shareholder Return is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment in the security, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.The peer group used for this purpose is the KBW Nasdaq Bank Index and the Total Shareholder Return is calculated using the same methodology described above in footnote 5.
PEO Total Compensation Amount	$ 10,630,796	$ 11,075,271	$ 11,703,788	$ 12,430,076	$ 14,335,323
PEO Actually Paid Compensation Amount	$ 14,648,946	8,577,572	10,144,803	19,447,714	3,575,870
Adjustment To PEO Compensation, Footnote	These amounts reflect the “compensation actually paid” to Mr. Van Saun, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Van Saun during the applicable year. The adjustments in the below table were made to Mr. Van Saun’s total compensation in the Summary Compensation Table for each year to determine the “compensation actually paid” pursuant to Item 402(v) of Regulation S-K. Mr. Van Saun is not eligible to participate in the Pension Plan so no related adjustments have been made to the below.

Year	Reported Summary Compensation Table Total for PEO	Exclusion of Reported Value of Equity Awards(a)	Equity Award Adjustments(b)				Compensation Actually Paid to PEO
			Year End Fair Value of Equity Awards Granted in the Applicable Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	Change in Fair Value from the Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation
2024	$10,630,796	$(6,392,986)	$9,177,175	$1,294,681	$(616,630)	$555,910	$14,648,946
(a)Represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following equity adjustments were omitted from this table because there was nothing to report: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 9,557,777	3,725,520	3,576,460	3,651,053	4,106,055
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,428,916	2,979,734	3,105,059	5,448,493	1,414,681
Adjustment to Non-PEO NEO Compensation Footnote	These amounts reflect the average “compensation actually paid” to the NEOs as a group (excluding Mr. Van Saun), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the applicable NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the below table were made to average total compensation for the NEOs as a group (excluding Mr. Van Saun) for each year to determine the “compensation actually paid”, using the same methodology described above in footnote 2. Mr. Coughlin is the only NEO eligible to participate in the Pension Plan. However, because the Pension Plan has been frozen since 12/31/2012, the service cost for all years after 2012 is $0, and there have not been any plan amendments which would impact the benefit amount for past service. As such, in accordance with Item 402(v) of Regulation S-K, no amounts were added into "compensation actually paid" for service cost or prior service cost.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Average Reported Value of Equity Awards(a)	Equity Award Adjustments(b)				Average Compensation Actually Paid to Non-PEO NEOs
			Average Year End Fair Value of Equity Awards Granted in the Applicable Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	Average Change in Fair Value from the Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation
2024	$9,557,777	$(7,216,814)	$9,600,894	$356,730	$(161,848)	$292,177	$12,428,916
(a)Represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following equity adjustments were omitted from this table because there was nothing to report: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates the trend in “compensation actually paid” over the last five years to our TSR performance, as well as our TSR relative to the KBW Nasdaq Bank Index ("BKX"). This illustrates that for each year presented below our compensation moved in alignment with our TSR performance, increasing in 2021 and 2024 and decreasing in 2022 and 2023, and that our TSR performance was stronger than the BKX during all five time periods.

Compensation Actually Paid vs. TSR Performance

■	PEO Pay	■	Average Non-PEO NEO Pay	–	CFG TSR	–	BKX TSR

Compensation Actually Paid vs. Net Income
Additionally, the following graphs illustrate the trend in “compensation actually paid” over the last five years relative to our GAAP Net Income and Underlying ROTCE. This illustrates that for each year presented below, our compensation moved in alignment with our GAAP Net Income and Underlying ROTCE, except from 2021 to 2022 when our Underlying ROTCE improved while compensation decreased and from 2023 to 2024 when our GAAP Net Income and Underlying ROTCE decreased while compensation increased.

Compensation Actually Paid vs. GAAP Net Income

■	PEO Pay	■	Average Non-PEO NEO Pay	–	GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs. Underlying ROTCE

■	PEO Pay	■	Average Non-PEO NEO Pay	–	Underlying ROTCE

Tabular List, Table
As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, below is a list of the most important financial measures used by the Compensation and HR Committee to link executive compensation to Company performance for the 2024 performance year.
•Underlying ROTCE
•Underlying Earnings per Share
•Underlying Efficiency Ratio

Total Shareholder Return Amount	$ 136.1	98.6	110.7	127.8	93.3
Peer Group Total Shareholder Return Amount	132.6	96.7	97.5	124.1	89.7
Net Income (Loss)	$ 1,509,000,000	$ 1,608,000,000	$ 2,073,000,000	$ 2,319,000,000	$ 1,057,000,000
Company Selected Measure Amount | pURE	0.105	0.135	0.164	0.160	0.075
PEO Name	Mr. Van Saun
Measure:: 1
Pay vs Performance Disclosure
Name	Underlying ROTCE
Non-GAAP Measure Description	Results are presented on an Underlying basis, as applicable. See Appendix A for more information on Non-GAAP Financial Measures and Reconciliations. Underlying ROTCE is defined as net income available to common shareholders divided by average common equity excluding average goodwill (net of related deferred tax liabilities) and average other intangible assets. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Underlying ROTCE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link NEO compensation for the most recently completed fiscal year to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Underlying Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Underlying Efficiency Ratio
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,177,175
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,294,681
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(616,630)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	555,910
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,392,986)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,600,894
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,730
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,848)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,177
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,216,814)